Deferred Tax Assets and Liabilities - Details of Deferred Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	₩ 2,645,077	₩ 2,307,692
Liabilities	(4,346)	(6,636)
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	3,038,848	2,616,385
Liabilities	(398,117)	(315,329)
Total	2,640,731	2,301,056	₩ 2,265,984
Gross carrying amount [member] | Other accounts receivable, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Liabilities	(2,009)	(17)
Total	(2,009)	(17)	(13)
Gross carrying amount [member] | Inventories, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	62,014	68,679
Total	62,014	68,679	60,539
Gross carrying amount [member] | Defined benefit liabilities, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Liabilities	(95,850)	(26,642)
Total	(95,850)	(26,642)
Gross carrying amount [member] | Investments in subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Liabilities	(252,375)	(233,552)
Total	(252,375)	(233,552)
Gross carrying amount [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	111,293	250,582
Total	111,293	250,582	123,106
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	704,117	632,378
Liabilities	(17,322)	(28,886)
Total	686,795	603,492	607,315
Gross carrying amount [member] | Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	25,340	17,450
Liabilities	(4,042)	(6,636)
Total	21,298	10,814	11,469
Gross carrying amount [member] | Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	57,210	68,893
Total	57,210	68,893	63,943
Gross carrying amount [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	112,771	130,274
Liabilities	(26,519)	(19,596)
Total	86,252	110,678	169,565
Gross carrying amount [member] | Tax loss carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	1,795,132	958,624
Total	1,795,132	958,624	953,209
Gross carrying amount [member] | Tax credit carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	170,971	489,505
Total	₩ 170,971	₩ 489,505	₩ 391,769